TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Uncertain tax positions, beginning of year	$ 43,984	$ 26,659
Increases in tax positions for prior years	5,121	5,105
Increases in tax positions for current year	13,353	15,140
Settlements	(3,471)
Expiry of the statute of limitations	(427)	(2,920)
Uncertain tax positions, end of year	$ 58,560	$ 43,984